Unaudited Quarterly Data (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Schedule of Quarterly Financial Information [Line Items]
Revenue	$ 12,017	74,558	$ 11,277	69,217	$ 11,281	69,984	$ 11,374	70,705	$ 45,847	284,464
Gross loss	(721)	(4,477)	(506)	(3,109)	(1,531)	(9,498)	(11)	(69)	(2,765)	(17,153)	(15,425)	(3,107)
Net loss	$ (2,791)	(17,328)	$ (2,893)	(17,759)	$ (3,705)	(22,981)	$ (2,133)	(13,259)	$ (11,496)	(71,327)	(58,971)	(54,427)
Basic and diluted loss per share	$ (0.21)	(1.33)	$ (0.22)	(1.36)	$ (0.28)	(1.76)	$ (0.16)	(1.02)	$ (0.88)	(5.46)	(4.51)	(4.17)